LEASES - Operating lease liability maturities (Details)	Mar. 31, 2022 USD ($)
Operating leases
2022	$ 465,300
2023	626,100
2024	628,900
2025	634,600
2026	212,500
Total lease payments	2,567,400
Less: imputed interest	(334,600)
Present value of lease payments	$ 2,232,800